SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 24, 2025
Accounting Policies [Line Items]
Unrecognized tax benefits	$ 0	$ 0	$ 0
Accrued interest and penalties	0	0	0
Investments held in Trust Account	$ 236,580,243	$ 232,460,533	$ 0
Maturity term of U.S government securities	185 days	185 days
Founder Shares | Class B ordinary Shares
Accounting Policies [Line Items]
Aggregate number of shares subject to forfeiture				1,000,000